Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	INVESTMENT CO OF AMERICA
Central Index Key	0000051931
Amendment Flag	false
Document Creation Date	Oct. 29, 2015
Document Effective Date	Nov. 01, 2015
Prospectus Date	Nov. 01, 2015
INVESTMENT CO OF AMERICA® | Class A
Prospectus:
Trading Symbol	AIVSX
INVESTMENT CO OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RICAX
INVESTMENT CO OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RICBX
INVESTMENT CO OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RICCX
INVESTMENT CO OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RICEX
INVESTMENT CO OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RICFX
INVESTMENT CO OF AMERICA® | Class B
Prospectus:
Trading Symbol	AICBX
INVESTMENT CO OF AMERICA® | Class C
Prospectus:
Trading Symbol	AICCX
INVESTMENT CO OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AICFX
INVESTMENT CO OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CICAX
INVESTMENT CO OF AMERICA® | Class 529-B
Prospectus:
Trading Symbol	CICBX
INVESTMENT CO OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CICCX
INVESTMENT CO OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CICEX
INVESTMENT CO OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CICFX
INVESTMENT CO OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	ICAFX
INVESTMENT CO OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RICGX
INVESTMENT CO OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	RIBEX
INVESTMENT CO OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RICHX